UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21564

Blue Rock Market Neutral Fund, LLC
 445 East Lake Street
Suite 230
Wayzata, Minnesota 55391
(Address of principal executive offices)

Blue Rock Advisors, Inc.
445 East Lake Street
Suite 230
Wayzata, Minnesota 55391
(Name and address of agent for service)

Registrant’s telephone number, including area code: (952) 229-8700

Date of fiscal year end: March 31

Date of reporting period: June 30, 2010

Item 1. Schedule of Investments.

 Blue Rock Market Neutral Fund, LLC

 Schedule of Investments
As of June 30, 2010
 (Unaudited)

			% Of	Initial
			Members’	Acquisition
	Cost	Fair Value	Capital	Date	Liquidity[3]

INVESTMENTS IN PORTFOLIO FUNDS[1,2]

Investment Funds
Bermuda - Market Neutral Equity
Scopia International Limited	$201,886	$263,684	0.16%	08/01/05	Quarterly
Scopia PX International Limited	11,719,367	12,446,837	7.36	01/01/08	Quarterly

British Virgin Islands - Market Neutral Equity
Numeric World Market Neutral Offshore Fund I Ltd.	10,230,048	8,078,203	4.78	10/01/06	Monthly
Rivanna Offshore Partners, Ltd.	8,913,435	9,655,432	5.71	02/01/08	Monthly

Cayman Islands - Market Neutral Equity
AFC North American Fund (Cayman Islands) L.P.	3,000,000	2,928,998	1.73	06/01/10	Monthly
Altairis Offshore	6,157,733	7,259,219	4.29	01/01/06	Monthly
Altairis Offshore Levered	7,926,546	9,336,489	5.52	04/01/09	Monthly
Blackrock Health Sciences (Offshore) Hedge Fund	7,500,000	7,725,808	4.57	08/01/09	Monthly
Cavalry Market Neutral Offshore Ltd.	9,172,170	9,604,436	5.68	08/01/09	Quarterly
CZ Equilibria UK Fund Limited	6,783,671	7,002,666	4.14	03/01/08	Monthly
Dirigo Ltd.	8,078,466	9,067,783	5.36	09/01/07	Quarterly
FrontPoint Offshore Financial Services Fund, L.P.	10,917,775	16,867,466	9.98	10/01/06	Quarterly
Frontpoint Offshore Healthcare Fund, L.P.	11,665,167	12,250,282	7.25	01/01/09	Quarterly
Seligman Spectrum Focus Fund	15,422,714	16,979,913	10.05	10/01/07	Monthly
The Ratio European Fund	3,712,550	3,716,076	2.20	09/01/08	Monthly

Ireland - Market Neutral Equity
Lazard Japan Carina Fund, PLC.	950,997	1,025,484	0.61	01/01/06	Monthly

Total Investment Funds	122,352,525	134,208,776	79.39

Limited Partnerships
United States - Market Neutral Equity
FrontPoint Consumer and Industrials Onshore Fund, L.P.	3,255,538	3,445,447	2.04	08/01/07	Quarterly
Sonterra Capital Partners, LP	5,250,000	4,982,736	2.95	05/01/10	Monthly

Total Limited Partnerships	8,505,538	8,428,183	4.99

Total Investments in Portfolio Funds	$130,858,063	$142,636,959	84.38%

Blue Rock Market Neutral Fund, LLC

Schedule of Investments (Continued)
As of June 30, 2010
 (Unaudited)

			% Of
			Members’
	Cost	Fair Value	Capital

SHORT-TERM INVESTMENTS
Fidelity Institutional Money Market Treasury Portfolio	$10,010,847	$10,010,847	5.92%

Total Investments in Portfolio Funds
and Short-Term Investments	$140,868,910	152,647,806	90.30

Other Assets less Liabilities		16,398,544	9.70

Members’ Capital		$169,046,350	100.00%

1All of the Fund’s investments in Portfolio Funds are reported at fair value and are considered to be illiquid because the investments can generally only be redeemed on a monthly or quarterly basis with lock-up periods of up to 6 months.
2Not income producing.
3Unaudited.

The accompanying notes are an integral part of these financial statements.

Allocation by Sub-Strategy
As of June 30, 2010
 (Unaudited)

The Fund implemented FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), as of January 1, 2008. ASC 820 establishes a fair value framework for valuing investments, discusses acceptable valuation techniques, discusses inputs to valuation techniques, establishes a fair value hierarchy that prioritizes the inputs, and requires extensive financial statement disclosures about the valuation. Under ASC 820 various inputs are used in determining the value of the Fund’s investments. In accordance with ASC 820, the Fund has included disclosures on fair value measurements in Note 10 of the Notes to the Financial Statements contained in the March 31, 2010 Annual Report.

These inputs are summarized into three broad levels and described below:

•
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

•
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The Fund’s investments consist primarily of investments in Portfolio Funds.  The Portfolio Funds calculate net asset value per share (or its equivalent member units or ownership interest in partners’ capital).  The Fund, as a practical expedient, measures the fair value of an investment in Portfolio Funds on the basis of net asset value per share (or its equivalent).  The classification level within the fair value hierarchy is determined by the Fund’s ability to redeem the investment with the investee at net asset value per share (or its equivalent) at the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of that investment.

The following is a summary of the inputs used to value the Fund’s net assets as of 6/30/2010:

	Level 1	Level 2	Level 3	Total
Investment Funds
Bermuda - Market Neutral Equity	$-	$12,710,521	$-	$12,710,521
British Virgin Islands - Market Neutral Equity	-	17,733,635	-	17,733,635
Cayman Islands - Market Neutral Equity	-	102,739,136	-	102,739,136
Ireland - Market Neutral Equity	-	1,025,484	-	1,025,484
Limited Partnerships
United States - Market Neutral Equity	-	8,428,183	-	8,428,183
Short-term Investments	10,010,847	-	-	10,010,847
Total	$10,010,847	$142,636,959	$-	$152,647,806

The Fund has $142,636,959 of investments in Portfolio Funds which are reported at fair value. The Fund did not have any significant transfers in to and out of Levels 1 and 2 or hold any Level 3 securities during the period ended June 30, 2010.

Other financial instruments are derivatives instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.  At June 30, 2010, the Fund had no financial instruments subject to this disclosure.

Item 2. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of the Disclosure Controls and Procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Blue Rock Market Neutral Fund, LLC

By (Signature	/s/ Robert W. Fullerton
and Title)	Robert W. Fullerton
Principal Executive Officer
Date	August 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature	/s/ Robert W. Fullerton
and Title)	Robert W. Fullerton
Principal Executive Officer
Date	August 24, 2010

By (Signature	/s/ Mark H. Young
and Title)	Mark H. Young
Principal Financial Officer
Date	August 24, 2010